Investments (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale Securities, Debt Maturities [Abstract]
Amortized Cost, Due in one year or less	$ 16,747	$ 8,580
Amortized Cost, Due after one year through five years	62,819	65,143
Amortized Cost, Due after five years through ten years	82,694	76,508
Amortized Cost, Due after ten years	93,876	87,983
Amortized Cost, Subtotal	256,136	238,214
Amortized Cost, RMBS, CMBS and ABS	73,675	79,403
Amortized cost of fixed maturity securities available-for-sale	329,811	317,617
Estimated Fair Value, Due in one year or less	16,862	8,702
Estimated Fair Value, Due after one year through five years	64,414	66,796
Estimated Fair Value, Due after five years through ten years	88,036	79,571
Estimated Fair Value, Due after ten years	106,274	90,033
Estimated Fair Value, Subtotal	275,586	245,102
Estimated fair value, Mortgage-backed and asset-backed securities	74,685	79,695
Fixed maturity securities relating to variable interest entities	$ 350,271	$ 324,797